SHAREHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2025
Stockholders' Equity Note [Abstract]
Schedule of ordinary shares reserved for future issuance
	As of December 31,
	2025	2024
Ordinary shares	51,160,822	50,773,337
Outstanding share options and RSUs	2,653,964	3,164,395
Shares available for future grants under the 2021 plan	10,841,262	8,941,243
Shares available for future grants under the 2024 Foundation plan	14,498	15,000
Shares subject to the employee share purchase plan	1,048,635	1,156,437
Total	65,719,181	64,050,412

Schedule of share option activity
	Number of Options	Weighted- Average Exercise Price	Weighted Average Remaining Contractual life	Aggregate Intrinsic Value

Outstanding — January 1, 2025 (*)	1,768,230	$62.90	6.04	$305,379
Granted (*)	42,897	$0.87
Exercised	(505,473)	$37.85
Expired and forfeited	(48,587)	$68.50
Outstanding — December 31, 2025	1,257,067	$70.64	5.17	$111,600
Exercisable — December 31, 2025(*)	1,108,563	$71.39	4.93	$98,545

(*) Includes 73,074 performance-based options granted to the Company’s Co-CEOs in 2022, 74,108 in 2023, 22,481 in 2024 and 20,217 in 2025, as applicable.

Schedule of unvested restricted stock units
	Number of Units	Weighted-Average Fair Value
Balance at January 1, 2025	1,396,165	$177.72
Granted (*)	871,602	$258.17
Vested	(658,123)	$185.31
Canceled	(212,747)	$195.19
Balance at December 31, 2025 (*)	1,396,897	$221.68

Schedule of share-based compensation expense
	Year ended December 31,
	2025	2024	2023
Cost of revenues	$8,561	$6,603	$6,307
Research and development	82,250	50,995	38,737
Sales and marketing	44,084	33,865	25,395
General and administrative	42,116	55,654	29,747
Share-based compensation, net of amounts capitalized	$177,011	$147,117	$100,186
Capitalized share-based compensation costs	1,814	1,144	1,997
Total share-based compensation	$178,825	$148,261	$102,183